STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2021
Shareholders' Equity (Deficit)
STOCKHOLDERS' DEFICIT

13.  STOCKHOLDERS’ DEFICIT

Under the second amended and restated certificate of incorporation, the Company is authorized to issue up to 185.0 million shares of $0.01 per share par value common stock. As of December 31, 2021, 153,549,011 shares were issued and 153,313,505 shares were outstanding. 153,539,011 shares were issued and 153,303,505 shares were outstanding as of December 31, 2020.

The holders of common stock are entitled to one vote for each share of common stock on each matter properly submitted to stockholders for their vote. The rights of the common stock are subject to and qualified by the designations, rights, preferences and powers of the Redeemable Preferred Stock.

The Company has reserved shares of common stock for the following potential future issuances:

	December 31,
	2021	2020
Shares underlying outstanding equity awards	29,906,466	26,960,954
Shares available for future equity awards	1,916,140	3,871,654
Total	31,822,606	30,832,608